UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2005

Item 1. Reports to Stockholders

Fidelity Money Market Trust Retirement Government Money Market Portfolio

Annual Report August 31, 2005

Contents

Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes/	5	A summary of major shifts in the fund’s
Performance		investments over the past six months and
		one year and performance information.
Investments	6	A complete list of the fund’s investments.
Financial Statements	8	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	12	Notes to the financial statements.
Report of Independent	15
Registered Public
Accounting Firm
Trustees and Officers	16
Proxy Voting Results	27
Board Approval of	29
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high quality, short term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

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Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus. A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Refer ence Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Actual	$1,000.00	$1,013.50	$2.13
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,023.09	$2.14

* Expenses are equal to the Fund’s annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

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4

Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	8/31/05	2/28/05	8/31/04
0 – 30	85.5	70.5	71.7
31 – 90	13.6	21.0	14.6
91 – 180	0.0	8.5	5.9
181 – 397	0.9	0.0	7.8
Weighted Average Maturity
	8/31/05	2/28/05	8/31/04
Retirement Government Money
Market Portfolio	15 Days	29 Days	43 Days
All Taxable Money Market
Funds Average*	36 Days	35 Days	42 Days

**Net Other Assets are not included in the pie chart.

Current and Historical Seven Day Yields
	8/30/05	5/31/05	3/1/05	11/30/04	8/31/04
Retirement Government
Money Market Portfolio	3.19%	2.67%	2.11%	1.61%	1.13%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

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Investments August 31, 2005

Showing Percentage of Net Assets

Federal Agencies 27.3%

Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Fannie Mae – 18.8%
Agency Coupons – 17.2%
9/6/05	3.22% (b)	$118,000	$117,999
9/21/05	3.31 (b)	185,000	184,864
9/22/05	3.31 (b)	281,000	280,773
10/3/05	3.39 (b)	131,000	130,992
11/22/05	3.72 (b)	100,000	99,955
			814,583

Discount Notes – 1.6%
9/6/05	3.10	79,000	78,967
			893,550
Federal Home Loan Bank – 7.5%
Agency Coupons – 7.5%
9/13/05	3.27 (b)	160,000	159,901
11/2/05	3.59 (b)	45,000	44,971
11/10/05	3.65 (b)	150,000	149,933
			354,805

Freddie Mac – 1.0%
Discount Notes – 1.0%
7/25/06	4.01	48,600	46,900
TOTAL FEDERAL AGENCIES			1,295,255

U.S. Treasury Obligations	1.5%

U.S. Treasury Bills – 1.5%
10/20/05	3.25	70,765	70,455

See accompanying notes which are an integral part of the financial statements.

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6

Repurchase Agreements 74.3%
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
In a joint trading account (Collateralized by U.S. Government
Obligations dated 8/31/05 due 9/1/05 At 3.6%) (c)	$ 3,233,095	$3,232,771
With UBS Warburg LLC At:
3.3%, dated 6/7/05 due 9/16/05 (Collateralized by
Mortgage Loan Obligations valued at $122,400,553,
5.11% – 5.87%, 7/1/27 – 8/1/35)	121,111	120,000
3.77%, dated 9/20/05 due 10/28/05 (Collateralized by
Mortgage Loan Obligations 3.15% – 5.03%,
11/1/27 – 8/1/35) (a)	167,664	167,000
TOTAL REPURCHASE AGREEMENTS		3,519,771

TOTAL INVESTMENT PORTFOLIO 103.1%
(Cost $4,885,481)		4,885,481

NET OTHER ASSETS – (3.1)%		(145,004)
NET ASSETS 100%		$4,740,477

Legend
(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(c) Additional information on each
counterparty to the repurchase
agreement is as follows:
Repurchase Agreement/	Value (000s)
Counterparty

$3,232,771,000 due
9/1/05 at 3.6%

Banc of America Securities LLC. $	373,389
Bank of America, National
Association	373,389
Barclays Capital Inc.	746,779
Citigroup Global
Markets Inc	186,695
Credit Suisse First
Boston LLC	93,347

Repurchase Agreement/	Value (000s)
Counterparty
Goldman Sachs & Co.	$ 186,695
J.P. Morgan Securities, Inc.	93,347
Morgan Stanley & Co.
Incorporated.	516,364
UBS Securities LLC	522,745
Wachovia Capital Markets, LLC	46,674
WestLB AG	93,347
$ 3,232,771

Income Tax Information

At August 31, 2005, the fund had a capital loss carryforward of approximately $599,000 of which $56,000, $105,000 and $438,000 will expire on August 31, 2011, 2012 and 2013, respectively. A total of 12.94% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		August 31, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $3,519,771) (cost $4,885,481)
See accompanying schedule		$4,885,481
Receivable for fund shares sold		25,503
Interest receivable		7,725
Other receivables		58
Total assets		4,918,767

Liabilities
Payable for investments purchased on a delayed delivery
basis	$167,000
Payable for fund shares redeemed	9,639
Accrued management fee	1,644
Other affiliated payables	7
Total liabilities		178,290

Net Assets		$4,740,477
Net Assets consist of:
Paid in capital		$4,740,590
Undistributed net investment income		231
Accumulated undistributed net realized gain (loss) on
investments		(344)
Net Assets, for 4,740,814 shares outstanding		$4,740,477
Net Asset Value, offering price and redemption price per
share ($4,740,477 ÷ 4,740,814 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

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8

Statement of Operations
Amounts in thousands	Year ended August 31, 2005

Investment Income
Interest		$121,117

Expenses
Management fee	$19,987
Independent trustees’ compensation	25
Total expenses before reductions	20,012
Expense reductions	(593)	19,419

Net investment income		101,698

Net realized gain (loss) on investment securities		(178)
Net increase in net assets resulting from operations		$101,520

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		August 31,	August 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$101,698	$38,979
Net realized gain (loss)		(178)	(396)
Net increase in net assets resulting
from operations		101,520	38,583
Distributions to shareholders from net investment income	.	(101,687)	(38,979)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		2,404,245	2,941,898
Reinvestment of distributions		101,687	38,696
Cost of shares redeemed		(2,708,817)	(3,454,770)
Net increase (decrease) in net assets and shares
resulting from share transactions		(202,885)	(474,176)
Total increase (decrease) in net assets		(203,052)	(474,572)

Net Assets
Beginning of period		4,943,529	5,418,101
End of period (including undistributed net investment
income of $231 and $0, respectively)		$4,740,477	$4,943,529

See accompanying notes which are an integral part of the financial statements.

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10

Financial Highlights

Years ended August 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	021	.008	.010	.020	.052
Distributions from net
investment income	(.021)	(.008)	(.010)	(.020)	(.052)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	2.17%	.77%	1.03%	2.01%	5.32%
Ratios to Average Net AssetsB
Expenses before expense
reductions	42%	.42%	.42%	.42%	.42%
Expenses net of voluntary
waivers, if any	42%	.42%	.42%	.42%	.42%
Expenses net of all
reductions	41%	.42%	.41%	.41%	.39%
Net investment income	2.13%	.77%	1.03%	2.00%	5.15%
Supplemental Data
Net assets, end of period
(in millions)	$4,740	$4,944	$5,418	$5,295	$5,077

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Notes to Financial Statements

For the period ended August 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statu tory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a 7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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12

1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Undistributed ordinary income	666
Capital loss carryforward	(599)

Cost for federal income tax purposes	$4,885,481
The tax character of distributions paid was as follows:
	August 31, 2005	August 31, 2004
Ordinary Income	$101,687	$38,979

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the

13 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 2. Operating Policies continued Delayed Delivery Transactions and When Issued Securities continued

fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $593.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

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14

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Government Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Government Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Retirement Government Money Market Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custo dian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts October 10, 2005

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Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 321 funds advised by FMR or an affiliate. Mr. McCoy oversees 323 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 312 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800 544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

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Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Retirement Government Money Market (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

17 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

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Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

19 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Uni versity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

20

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

21 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Money Market Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior manage ment positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Direc tors of Public Service Enterprise Group (utilities, 2001 present), Chair man of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Money Market Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Retirement Government Money Market.

Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s Inter national Equity Trading group (1998 2005).

Annual Report

22

Name, Age; Principal Occupation Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of Retirement Government Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Retirement Government Money Market. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Timothy Huyck (40)

Year of Election or Appointment: 2004

Vice President of Retirement Government Money Market. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a trader and portfolio manager.

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Retirement Government Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Retirement Government Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Retirement Government Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at Pricewaterhouse Coopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Retirement Government Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Annual Report

24

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Retirement Government Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Retirement Government Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Retirement Government Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Retirement Government Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Retirement Government Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

25 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Retirement Government Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1988

Assistant Treasurer of Retirement Government Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Retirement Government Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Retirement Government Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Retirement Government Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Retirement Government Money Market.

Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

26

Proxy Voting Results

A special meeting of the fund’s shareholders was held on July 7, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow
the Board of Trustees, if permitted by
applicable law, to authorize fund mergers
without shareholder approval.A
	# of	% of
	Votes	Votes
Affirmative	7,432,446,265.14	72.380
Against	2,095,985,745.90	20.412
Abstain	737,730,848.02	7.184
Broker
Non Votes .	2,440,842.00	.024
TOTAL	10,268,603,701.06	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	9,433,632,937.30	91.869
Withheld	834,970,763.76	8.131
TOTAL	10,268,603,701.06	100.000
Dennis J. Dirks
Affirmative	9,451,240,410.37	92.040
Withheld	817,363,290.69	7.960
TOTAL	10,268,603,701.06	100.000
Robert M. Gates
Affirmative	9,442,160,160.14	91.952
Withheld	826,443,540.92	8.048
TOTAL	10,268,603,701.06	100.000
George H. Heilmeier
Affirmative	9,447,197,147.00	92.001
Withheld	821,406,554.06	7.999
TOTAL	10,268,603,701.06	100.000

	# of	% of
	Votes	Votes

Abigail P. Johnson
Affirmative	9,419,182,097.77	91.728
Withheld	849,421,603.29	8.272
TOTAL	10,268,603,701.06	100.000

Edward C. Johnson 3d
Affirmative	9,411,124,477.66	91.650
Withheld	857,479,223.40	8.350
TOTAL	10,268,603,701.06	100.000

Marie L. Knowles
Affirmative	9,445,130,249.15	91.981
Withheld	823,473,451.91	8.019
TOTAL	10,268,603,701.06	100.000

Ned C. Lautenbach
Affirmative	9,450,630,424.51	92.034
Withheld	817,973,276.55	7.966
TOTAL	10,268,603,701.06	100.000

Marvin L. Mann
Affirmative	9,445,052,150.27	91.980
Withheld	823,551,550.79	8.020
TOTAL	10,268,603,701.06	100.000

William O. McCoy
Affirmative	9,446,677,727.49	91.996
Withheld	821,925,973.57	8.004
TOTAL	10,268,603,701.06	100.000

Robert L. Reynolds
Affirmative	9,440,185,731.56	91.933
Withheld	828,417,969.50	8.067
TOTAL	10,268,603,701.06	100.000

Cornelia M. Small
Affirmative	9,443,050,541.66	91.960
Withheld	825,553,159.40	8.040
TOTAL	10,268,603,701.06	100.000

27 Annual Report

Proxy Voting Results - continued

	# of	% of
	Votes	Votes

William S. Stavropoulos
Affirmative	9,445,715,319.60	91.986
Withheld	822,888,381.46	8.014
TOTAL	10,268,603,701.06	100.000

Kenneth L. Wolfe
Affirmative	9,447,661,617.59	92.005
Withheld	820,942,083.47	7.995
TOTAL	10,268,603,701.06	100.000

A Denotes trust-wide proposals and voting results.

Annual Report

28

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Government Money Market Portfolio

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

29 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the

Annual Report

30

privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (includ ing transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

Annual Report

32

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee compari sons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

33 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

34

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

35 Annual Report

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36

37 Annual Report

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38

39 Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub Advisers

Fidelity Investments Money Management, Inc. Fidelity International Investment Advisors Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc. Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

JPMorgan Chase Bank New York, NY

RGM-ANN-1005	413387
1.768777.103

Fidelity Money Market Trust Retirement Money Market Portfolio

Annual Report August 31, 2005

Contents

Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes/	5	A summary of major shifts in the fund’s
Performance		investments over the past six months and
		one year and performance information.
Investments	6	A complete list of the fund’s investments.
Financial Statements	19	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	23	Notes to the financial statements.
Report of Independent	27
Registered Public
Accounting Firm
Trustees and Officers	28
Proxy Voting Results	39
Board Approval of	41
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1 877 208 0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high quality, short term money market securities.

Annual Report

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus. A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Refer ence Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

3

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Actual	$1,000.00	$1,013.90	$2.13
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,023.09	$2.14

* Expenses are equal to the Fund’s annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annual Report

4

Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	8/31/05	2/28/05	8/31/04
0 – 30	74.3	63.0	69.8
31 – 90	19.7	31.4	13.9
91 – 180	2.0	5.6	11.6
181 – 397	4.0	0.0	4.7
Weighted Average Maturity
	8/31/05	2/28/05	8/31/04
Retirement Money Market Portfolio	34 Days	31 Days	43 Days
All Taxable Money Market Funds Average*	36 Days	35 Days	42 Days

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Current and Historical Seven Day Yields
	8/30/05	5/31/05	3/1/05	11/30/04	8/31/04
Retirement Money Market
Portfolio	3.23%	2.74%	2.15%	1.62%	1.16%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

Annual Report

Investments August 31, 2005

Showing Percentage of Net Assets

Corporate Bonds 0.6%

Due	Annualized Yield	Principal	Value (Note 1)
Date	at Time of Purchase	Amount (000s)	(000s)
AOL Time Warner, Inc.
4/15/06	4.20%	$10,295	$10,414
4/15/06	4.30	4,945	4,999
British Telecommunications PLC
12/15/05	3.51	7,460	7,551
12/15/05	3.52	11,135	11,270
12/15/05	3.54	1,960	1,984
12/15/05	3.56	7,810	7,904
12/15/05	3.72	1,930	1,953
12/15/05	3.78	8,345	8,441
12/15/05	3.86	1,400	1,416
Comcast Cable Communications, Inc.
1/30/06	4.12	6,744	6,805
France Telecom SA
3/1/06	3.74 (a)	2,965	3,018
3/1/06	3.81 (a)	960	977
3/1/06	3.82 (a)	2,800	2,849
3/1/06	3.89 (a)	4,640	4,720
3/1/06	3.92 (a)	12,737	12,954
3/1/06	3.94 (a)	1,500	1,525
3/1/06	3.98 (a)	780	793
Morgan Stanley
4/15/06	4.05	10,000	10,123
TOTAL CORPORATE BONDS			99,696

Certificates of Deposit 26.9%

Domestic Certificates Of Deposit – 1.4%
Huntington National Bank, Columbus
9/20/05	3.55	15,000	15,000
10/24/05	3.41	15,000	15,000
11/10/05	3.50	13,000	13,000
PNC Bank NA, Pittsburgh
12/21/05	3.61	45,000	45,000
Washington Mutual Bank, California
9/19/05	3.54	90,000	90,000
11/1/05	3.70	50,000	50,000
			228,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

6

Certificates of Deposit continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
London Branch, Eurodollar, Foreign Banks – 11.8%
Barclays Bank PLC
9/12/05	3.53%	$155,000	$155,000
7/19/06	4.00	75,000	75,000
Calyon
7/17/06	4.00	75,000	75,000
7/18/06	4.00	75,000	75,000
Credit Agricole SA
11/1/05	3.80 (c)	155,000	155,000
7/18/06	4.00	75,000	75,000
Credit Industriel et Commercial
9/16/05	3.38	140,000	140,000
4/20/06	3.95	150,000	150,000
Dresdner Bank AG
10/24/05	3.51	145,000	145,000
Hypo Real Estate Bank International
10/17/05	3.75 (f)	29,000	29,000
10/31/05	3.73 (f)	10,000	10,000
ING Bank NV
11/1/05	3.80 (c)	215,000	215,000
Royal Bank of Scotland PLC
11/1/05	3.80 (c)	570,000	569,994
Societe Generale
9/16/05	3.40	37,000	36,998
			1,905,992
New York Branch, Yankee Dollar, Foreign Banks – 13.7%
Bank of Tokyo-Mitsubishi Ltd.
9/15/05	3.56	190,000	190,000
BNP Paribas SA
8/30/06	4.25	37,000	37,000
Calyon
9/12/05	3.31 (d)	75,000	74,999
Canadian Imperial Bank of Commerce
9/15/05	3.63 (d)	155,000	155,003
Credit Suisse First Boston New York Branch
9/19/05	3.57 (d)	90,000	90,000
10/19/05	3.58 (d)	100,000	100,000
Deutsche Bank AG
9/5/05	3.31 (d)	110,000	110,000
9/20/05	3.55	200,000	200,000

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Investments continued

Certificates of Deposit continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
New York Branch, Yankee Dollar, Foreign Banks – continued
Dexia Credit Local de France
9/20/05	3.55%	$445,000	$445,000
Eurohypo AG
9/23/05	3.50	75,000	75,000
Mizuho Corporate Bank Ltd.
9/15/05	3.57	63,000	63,000
11/1/05	3.83 (c)	130,000	130,000
Royal Bank of Canada
9/15/05	3.33 (d)	70,000	69,999
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (d)	200,000	199,975
Toronto-Dominion Bank
4/18/06	3.92	75,000	75,000
UBS AG
9/20/05	3.53	75,000	75,000
Unicredito Italiano Spa
11/14/05	3.73 (d)	130,000	129,987
			2,219,963

TOTAL CERTIFICATES OF DEPOSIT			4,353,955

Commercial Paper 27.5%

Barclays U.S. Funding Corp.
9/6/05	3.32	300,000	299,863
Capital One Multi-Asset Execution Trust
9/13/05	3.38	15,000	14,983
10/12/05	3.55	5,000	4,980
Citibank Credit Card Master Trust I (Dakota Certificate Program)
9/8/05	3.54	200,000	199,863
Citigroup Funding, Inc.
9/13/05	3.57	40,000	39,953
Comcast Corp.
11/4/05	3.49 (b)	19,000	18,884
Countrywide Financial Corp.
9/1/05	3.54	50,000	50,000
9/1/05	3.56	30,000	30,000
9/6/05	3.58	26,000	25,987
9/7/05	3.57	70,000	69,958
9/14/05	3.57	5,000	4,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

8

Commercial Paper continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Countrywide Financial Corp. – continued
9/15/05	3.59%	$65,000	$64,910
Credit Suisse First Boston New York Branch
9/9/05	3.53	100,000	99,922
DaimlerChrysler NA Holding Corp.
9/2/05	3.68	10,000	9,999
9/14/05	3.71	16,000	15,979
9/16/05	3.72	20,000	19,969
9/21/05	3.76	17,000	16,965
9/23/05	3.77	34,000	33,922
9/27/05	3.79	20,000	19,945
9/30/05	3.83	17,000	16,948
Dominion Resources, Inc.
9/7/05	3.60	63,800	63,762
9/12/05	3.61	9,000	8,990
Emerald (MBNA Credit Card Master Note Trust)
9/7/05	3.45	67,000	66,962
9/28/05	3.51	15,000	14,961
9/29/05	3.53	100,000	99,727
10/11/05	3.60	10,000	9,960
10/26/05	3.70	7,000	6,961
Eurohypo AG
10/3/05	3.51	50,000	49,846
10/31/05	3.58	50,000	49,705
FCAR Owner Trust
9/15/05	3.29	74,000	73,907
10/4/05	3.35	7,000	6,979
Federated Retail Holdings, Inc.
10/31/05	3.89	66,500	66,072
11/21/05	3.97	85,000	84,248
Fortune Brands, Inc.
9/20/05	3.67	38,000	37,927
10/24/05	3.78	77,000	76,575
10/25/05	3.79	46,000	45,741
General Electric Capital Corp.
9/6/05	3.17	45,000	44,981
General Electric Capital Services, Inc.
9/6/05	3.17	110,000	109,952
Giro Funding US Corp.
9/12/05	3.36	30,000	29,969
9/14/05	3.54	45,000	44,943
11/8/05	3.75	10,000	9,930

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Commercial Paper continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
John Deere Capital Corp.
9/2/05	3.55%	$7,400	$7,399
9/12/05	3.58	5,000	4,995
Kellogg Co.
9/1/05	3.47	4,000	4,000
9/2/05	3.49	2,000	2,000
9/13/05	3.59	9,500	9,489
9/16/05	3.53	13,000	12,981
Kitty Hawk Funding Corp.
9/12/05	3.53	80,000	79,914
Liberty Street Funding Corp.
9/21/05	3.53	65,000	64,873
Motown Notes Program
9/1/05	3.31	25,000	25,000
9/1/05	3.32	15,000	15,000
9/8/05	3.37	30,000	29,981
9/13/05	3.38	10,000	9,989
9/19/05	3.50	40,000	39,930
9/23/05	3.63	63,000	62,861
10/5/05	3.53	25,000	24,917
11/2/05	3.72	60,000	59,619
11/3/05	3.72	20,000	19,871
Newcastle (Discover Card Master Trust)
9/12/05	3.59	25,000	24,973
9/13/05	3.59	31,000	30,963
9/13/05	3.61	10,000	9,988
9/14/05	3.60	10,000	9,987
9/19/05	3.56	21,664	21,626
Oracle Corp.
11/1/05	3.73	45,000	44,718
Paradigm Funding LLC
9/12/05	3.55	96,300	96,196
10/7/05	3.51	40,000	39,861
Park Granada LLC
9/1/05	3.53	25,000	25,000
9/2/05	3.42	105,000	104,990
9/6/05	3.43	15,000	14,993
9/9/05	3.45	28,000	27,979
9/9/05	3.55	71,680	71,624
9/12/05	3.45	20,000	19,979
9/12/05	3.46	100,000	99,895
9/15/05	3.47	65,406	65,318

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Commercial Paper continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Park Granada LLC – continued
9/15/05	3.56%	$74,000	$73,898
9/15/05	3.59	116,000	115,839
9/19/05	3.46	5,000	4,991
9/20/05	3.46	45,000	44,918
9/23/05	3.53	100,000	99,786
9/29/05	3.50	30,000	29,919
11/2/05	3.70	5,000	4,968
Park Sienna LLC
9/20/05	3.56	15,000	14,972
Ranger Funding Co. LLC
9/20/05	3.55	180,000	179,664
SBC Communications, Inc.
9/13/05	3.53	75,000	74,912
Sigma Finance, Inc.
9/7/05	3.33 (b)	100,000	99,945
10/5/05	3.51 (b)	25,000	24,918
Strand Capital LLC
9/19/05	3.46	11,000	10,981
9/21/05	3.46	40,000	39,924
11/7/05	3.63	10,000	9,933
Stratford Receivables Co. LLC
9/7/05	3.55	45,000	44,973
9/15/05	3.57	122,000	121,831
9/16/05	3.57	62,090	61,998
9/16/05	3.59	79,000	78,882
Three Rivers Funding Corp.
9/16/05	3.54	10,163	10,148
Toyota Motor Credit Corp.
9/7/05	3.18	26,000	25,986
Viacom, Inc.
9/6/05	3.68	3,500	3,498
9/12/05	3.67	9,000	8,990
9/13/05	3.68	4,500	4,494
9/14/05	3.68	9,500	9,487
9/20/05	3.70	4,750	4,741
9/20/05	3.71	6,000	5,988
TOTAL COMMERCIAL PAPER			4,451,615

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Bank Notes 0.2%
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Lasalle Bank NA
9/15/05	3.54%	$30,000	$30,000

Master Notes 3.3%

Bear Stearns Companies, Inc.
9/12/05	3.34 (f)	65,000	65,000
Goldman Sachs Group, Inc.
9/12/05	3.62 (d)(f)	88,000	88,000
9/14/05	3.62 (d)(f)	140,000	140,000
11/28/05	3.89 (d)(f)	110,000	110,000
1/9/06	3.69 (f)	135,000	135,000
TOTAL MASTER NOTES			538,000

Medium Term Notes 22.4%

AIG Matched Funding Corp.
12/15/05	3.89 (d)	95,000	95,000
Allstate Life Global Funding II
9/8/05	3.58 (b)(d)	20,000	20,000
9/15/05	3.59 (b)(d)	15,000	15,000
9/15/05	3.60 (b)(d)	20,000	20,000
9/27/05	3.66 (b)(d)	17,000	17,000
American Express Credit Corp.
9/20/05	3.66 (b)(d)	50,000	49,992
ASIF Global Financing XXX
9/23/05	3.61 (b)(d)	80,000	80,000
Australia & New Zealand Banking Group Ltd.
9/23/05	3.60 (b)(d)	54,000	54,000
Bayerische Landesbank Girozentrale
10/15/05	3.58 (d)	135,000	135,000
11/21/05	3.82 (d)	125,000	125,000
BellSouth Telecommunications
9/6/05	3.41 (d)	25,000	25,000
BMW U.S. Capital LLC
9/15/05	3.54 (d)	24,000	24,000
Commonwealth Bank of Australia
9/26/05	3.61 (d)	57,000	57,000
Descartes Funding Trust
9/15/05	3.57 (d)	30,000	30,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Medium Term Notes continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Eli Lilly Services, Inc.
9/1/05	3.53% (b)(d) $	40,000	$40,000
GE Capital Assurance Co.
9/1/05	3.59 (d)(f)	30,000	30,000
General Electric Capital Corp.
9/7/05	3.55 (d)	191,000	191,000
9/9/05	3.66 (d)	100,000	100,000
9/19/05	3.68 (d)	158,000	158,018
HBOS Treasury Services PLC
9/26/05	3.51 (d)	145,000	145,000
11/21/05	3.87 (b)(d)	15,000	15,006
HSBC Finance Corp.
9/26/05	3.63 (d)	62,000	62,000
HSH Nordbank AG
9/23/05	3.62 (b)(d)	64,000	64,000
ING USA Annuity & Life Insurance Co.
9/24/05	3.54 (d)(f)	33,000	33,000
MBIA Global Funding LLC
10/18/05	3.57 (b)(d)	27,000	27,000
Merrill Lynch & Co., Inc.
9/15/05	3.60 (d)	71,000	71,000
Metropolitan Life Insurance Co.
9/6/05	3.55 (b)(d)	55,652	55,652
Morgan Stanley
9/1/05	3.65 (d)	20,000	20,000
9/6/05	3.57 (d)	35,000	35,000
9/15/05	3.60 (d)	46,000	46,000
9/27/05	3.71 (d)	90,000	90,003
Pacific Life Global Funding
9/6/05	3.56 (b)(d)	15,000	15,000
9/13/05	3.56 (d)	10,000	10,000
RACERS
9/22/05	3.61 (b)(d)	140,000	140,000
Royal Bank of Canada
9/12/05	3.58 (d)	15,000	15,000
Royal Bank of Scotland PLC
9/21/05	3.58 (b)(d)	230,000	230,000
SBC Communications, Inc.
6/5/06	4.02 (b)	41,575	41,688
Security Life of Denver Insurance Co.
11/30/05	3.94 (d)(f)	23,000	23,000

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Medium Term Notes continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
SLM Corp.
9/1/05	3.56% (b)(d) $	85,000	$85,000
Travelers Insurance Co.
11/17/05	3.90 (d)(f)	10,000	10,000
11/19/05	3.90 (d)(f)	10,000	10,000
Treasury Bank NA, Alexandria Virginia
11/14/05	3.80 (d)	80,000	80,000
Verizon Global Funding Corp.
9/15/05	3.52 (d)	315,000	315,001
Wachovia Asset Securitization Issuance LLC
9/25/05	3.63 (b)(d)	25,000	25,000
Washington Mutual Bank, California
9/26/05	3.45 (d)	115,000	114,995
10/27/05	3.64 (d)	129,000	129,000
11/4/05	3.70 (d)	80,000	80,000
Wells Fargo & Co.
9/2/05	3.57 (d)	60,000	60,000
9/15/05	3.56 (d)	147,500	147,500
WestLB AG
9/12/05	3.58 (b)(d)	67,000	67,000
Westpac Banking Corp.
9/12/05	3.40 (d)	30,000	30,000
White Pine Finance LLC
10/31/05	3.64 (b)(d)	58,000	57,996
TOTAL MEDIUM TERM NOTES			3,615,851

Short Term Notes 2.7%

Hartford Life Insurance Co.
9/1/05	3.48 (d)(f)	41,000	41,000
Jackson National Life Insurance Co.
10/1/05	3.64 (d)(f)	36,000	36,000
Metropolitan Life Insurance Co.
9/28/05	3.74 (b)(d)	20,000	20,000
10/3/05	3.64 (d)(f)	45,000	45,000
11/1/05	3.85 (d)(f)	20,000	20,000
Monumental Life Insurance Co.
9/1/05	3.65 (d)(f)	10,000	10,000
9/1/05	3.68 (d)(f)	45,000	45,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Short Term Notes continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
New York Life Insurance Co.
9/30/05	3.62% (d)(f) $	125,000	$125,000
Transamerica Occidental Life Insurance Co.
11/1/05	3.86 (d)(f)	55,000	55,000
Travelers Insurance Co.
10/1/05	3.60 (d)(f)	35,000	35,000
TOTAL SHORT TERM NOTES			432,000

Municipal Securities 0.7%

California Statewide Cmntys. Dev. Auth. Rev. TRAN
Series C3, 3.93% 6/30/06		31,895	31,895
LoanStar Assets Partners LP Student Ln. Rev. Series A,
3.56%, LOC State Street Bank & Trust Co., Boston,
VRDN (d)		75,000	75,000
TOTAL MUNICIPAL SECURITIES			106,895

Repurchase Agreements 22.1%
		Maturity
		Amount (000s)
In a joint trading account (Collateralized by U.S. Government
Obligations dated 8/31/05 due 9/1/05 At 3.6%)		$ 398,954	398,914
With:
Banc of America Securities LLC At 3.61%, dated 8/31/05
due 9/1/05 (Collateralized by Mortgage Loan
Obligations valued at $120,750,000, 1.87% – 5.42%,
6/25/34 – 1/25/45)		115,012	115,000
Credit Suisse First Boston, Inc. At 3.66%, dated 8/31/05
due 9/1/05 (Collateralized by Mortgage Loan
Obligations valued at $367,501,700, 2.29% – 13.14%,
10/1/06 – 10/15/37)		350,036	350,000
Deutsche Bank Securities, Inc. At:
3.56%, dated 8/10/05 due 9/15/05 (Collateralized by
Mortgage Loan Obligations valued at $49,980,000,
2.79% – 5.05%, 7/16/27 – 8/25/45)		49,174	49,000
3.69%, dated 8/31/05 due 9/1/05 (Collateralized by
Mortgage Loan Obligations valued at $467,250,000,
4.01% – 5.92%, 9/15/14 – 7/25/45)		445,046	445,000

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Repurchase Agreements continued
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
With: – continued
Goldman Sachs & Co. At:
3.66%, dated 8/23/05 due 11/21/05 (Collateralized by
Corporate Obligations valued at $276,150,004, 4.63%
– 14%, 11/15/06 – 9/25/35) (d)(e)	$ 265,406	$263,000
3.67%, dated 8/23/05 due 11/21/05 (Collateralized by
Equity Securities valued at $68,250,026 (d)(e)	65,596	65,000
J.P. Morgan Securities, Inc. At 3.63%, dated 8/10/05 due
9/21/05 (Collateralized by Corporate Obligations valued
at $266,357,491, 6.38% – 12.5%, 7/15/06 – 6/15/32)	254,071	253,000
Merrill Lynch, Pierce, Fenner & Smith At 3.71%, dated
7/27/05 due 10/25/05 (Collateralized by Corporate
Obligations valued at $241,626,930, 4.5% – 14%,
3/7/06 – 8/15/30) (d)(e)	232,133	230,000
Morgan Stanley & Co. At:
3.63%, dated 8/10/05 due 9/21/05 (Collateralized by
Corporate Obligations valued at $102,084,018, 4.38%
– 11.5%, 8/1/06 – 11/15/31)	100,424	100,000
3.64%, dated 8/31/05 due 9/1/05 (Collateralized by
Corporate Obligations valued at $517,104,943, 0.67%
– 13.5%, 9/14/05 – 9/13/45)	500,051	500,000
Wachovia Securities, Inc. At 3.63%, dated 8/31/05 due
9/1/05 (Collateralized by Mortgage Loan Obligations
valued at $816,000,001, 0.27% 8.18%, 12/6/05
7/27/45)	800,081	800,000

TOTAL REPURCHASE AGREEMENTS		3,568,914

TOTAL INVESTMENT PORTFOLIO 106.4%
(Cost $17,196,926)		17,196,926

NET OTHER ASSETS – (6.4)%		(1,033,331)

NET ASSETS 100%		$16,163,595

Security Type Abbreviations
CP	COMMERCIAL PAPER
TRAN	TAX AND REVENUE
ANTICIPATION NOTE
VRDN —	VARIABLE RATE DEMAND
NOTE

Legend

(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.

See accompanying notes which are an integral part of the financial statements.

Annual Report

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,283,081,000 or 7.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. (e) The maturity amount is based on the rate at period end.

(f) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,095,000,000 or 6.8% of net assets.

Additional information on each holding is as follows:

	Acquisition
Security	Date	Cost (000s)
Bear Stearns
Companies, Inc.
3.34%, 9/12/05	3/15/05	$65,000
GE Capital
Assurance Co.
3.59%, 9/1/05	4/1/05	$30,000
Goldman Sachs
Group, Inc.:
3.62%, 9/12/05	1/13/05	$88,000
3.62%, 9/14/05	2/14/05	$140,000
3.69%, 1/9/06	4/12/05	$135,000
3.89%, 11/28/05	8/26/04	$110,000

	Acquisition
Security	Date	Cost (000s)
Hartford Life
Insurance Co.
3.48%, 9/1/05	12/16/03	$41,000
Hypo Real Estate
Bank International:
3.73%, 10/31/05	7/27/05	$10,000
3.75%, 10/17/05	8/11/05	$29,000
ING USA Annuity
& Life Insurance
Co. 3.54%,
9/24/05	6/23/05	$33,000
Jackson National
Life Insurance Co.
3.64%, 10/1/05	3/31/03	$36,000
Metropolitan Life
Insurance Co.:
3.64%, 10/3/05	3/26/02	$45,000
3.85%, 11/1/05	2/24/03	$20,000
Monumental Life
Insurance Co.:
3.65%, 9/1/05	7/31/98	$10,000
3.68%, 9/1/05	3/12/99	$45,000
New York Life
Insurance Co.	2/28/02 -
3.62%, 9/30/05	12/19/02	$125,000
Security Life of
Denver Insurance
Co. 3.94%,
11/30/05	8/26/05	$23,000
Transamerica
Occidental Life
Insurance Co.
3.86%, 11/1/05	4/28/00	$55,000
Travelers
Insurance Co.:
3.6%, 10/1/05	4/1/05	$35,000
3.9%, 11/17/05	5/17/05	$10,000
3.9%, 11/19/05	8/18/05	$10,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Income Tax Information

At August 31, 2005, the fund had a capital loss carryforward of approximately $798,000 of which $31,000 and $767,000 will expire on August 31, 2012 and 2013, respectively.

A total of 1.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		August 31, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $3,568,914) (cost $17,196,926)
See accompanying schedule		$17,196,926
Receivable for fund shares sold		64,799
Interest receivable		34,513
Other affiliated receivables		24
Other receivables		193
Total assets		17,296,455

Liabilities
Payable for investments purchased on a delayed delivery
basis	$1,070,000
Payable for fund shares redeemed	56,988
Distributions payable	22
Accrued management fee	5,623
Other affiliated payables	227
Total liabilities		1,132,860

Net Assets		$16,163,595
Net Assets consist of:
Paid in capital		$16,164,629
Distributions in excess of net investment income		(108)
Accumulated undistributed net realized gain (loss) on
investments		(926)
Net Assets, for 16,164,422 shares outstanding		$16,163,595
Net Asset Value, offering price and redemption price per
share ($16,163,595 ÷ 16,164,422 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended August 31, 2005

Investment Income
Interest		$417,956

Expenses
Management fee	$67,008
Independent trustees’ compensation	80
Appreciation in deferred trustee compensation account	3
Total expenses before reductions	67,091
Expense reductions	(1,985)	65,106

Net investment income		352,850

Net realized gain (loss) on investment securities		(421)
Net increase in net assets resulting from operations		$352,429

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Statement of Changes in Net Assets
		Year ended	Year ended
		August 31,	August 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$352,850	$130,963
Net realized gain (loss)		(421)	(991)
Net increase in net assets resulting
from operations		352,429	129,972
Distributions to shareholders from net investment income	.	(352,883)	(130,963)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		9,455,945	10,263,841
Reinvestment of distributions		352,756	130,913
Cost of shares redeemed		(9,685,948)	(10,479,641)
Net increase (decrease) in net assets and shares
resulting from share transactions		122,753	(84,887)
Total increase (decrease) in net assets		122,299	(85,878)

Net Assets
Beginning of period		16,041,296	16,127,174
End of period (including distributions in excess of net
investment income of $108 and $0, respectively)		$16,163,595	$16,041,296

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights
Years ended August 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	022.008		.011	.020	.052
Distributions from net investment
income	(.022)	(.008)	(.011)	(.020)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	2.23%	.83%	1.10%	1.97%	5.36%
Ratios to Average Net AssetsB
Expenses before expense
reductions	42%	.42%	.42%	.42%	.42%
Expenses net of voluntary
waivers, if any	42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	41%	.42%	.41%	.41%	.38%
Net investment income	2.21%	.82%	1.09%	1.94%	5.15%
Supplemental Data
Net assets, end of period
(in millions)	$16,164	$16,041	$16,127	$15,342	$13,414

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Notes to Financial Statements

For the period ended August 31, 2005 (Amounts in thousands except ratios)

6. Significant Accounting Policies.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule

2a 7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity money market funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

23 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Undistributed ordinary income	644
Capital loss carryforward	(798)

Cost for federal income tax purposes	$17,196,926

The tax character of distributions paid was as follows:

	August 31,	August 31,
	2005	2004
Ordinary Income	$352,883	$130,963

7. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Annual Report

24

2. Operating Policies continued Delayed Delivery Transactions and When Issued Securities continued

delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

8. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

		Weighted	Interest Earned
	Average Daily	Average	(included in	Interest
Borrower or Lender	Loan Balance	Interest Rate	interest income)	Expense
Lender	$21,289	2.79%	$26		—
interest income)

25 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 9. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $1,985.

10. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

Annual Report

26

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retire ment Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Retirement Money Market Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the ac counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts October 10, 2005

27 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 321 funds advised by FMR or an affiliate. Mr. McCoy oversees 323 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 312 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800 544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

28

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Retirement Money Market (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

29 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

30

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Uni versity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

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32

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

33 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Money Market Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Money Market Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Retirement Money Market. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

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34

Name, Age; Principal Occupation Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of Retirement Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Retirement Money Market. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Kenneth J. Anderson (40)

Year of Election or Appointment: 2004

Vice President of Retirement Money Market. Mr. Anderson also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Anderson worked as a trader, analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Retirement Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Manage ment & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Retirement Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice Presi dent and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Retire ment Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Invest ments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Retirement Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as Presi dent of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Retirement Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Retirement Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

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36

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Retirement Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice Presi dent of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Retirement Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Retirement Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Man ager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Retirement Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1988

Assistant Treasurer of Retirement Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Retirement Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Retirement Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Retirement Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Retirement Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Invest ments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

38

Proxy Voting Results

A special meeting of each fund’s shareholders was held on July 7, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow
the Board of Trustees, if permitted by
applicable law, to authorize fund mergers
without shareholder approval.A
	# of	% of
	Votes	Votes
Affirmative	7,432,446,265.14	72.380
Against	2,095,985,745.90	20.412
Abstain	737,730,848.02	7.184
Broker
Non Votes .	2,440,842.00	.024
TOTAL	10,268,603,701.06	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	9,433,632,937.30	91.869
Withheld	834,970,763.76	8.131
TOTAL	10,268,603,701.06	100.000
Dennis J. Dirks
Affirmative	9,451,240,410.37	92.040
Withheld	817,363,290.69	7.960
TOTAL	10,268,603,701.06	100.000
Robert M. Gates
Affirmative	9,442,160,160.14	91.952
Withheld	826,443,540.92	8.048
TOTAL	10,268,603,701.06	100.000
George H. Heilmeier
Affirmative	9,447,197,147.00	92.001
Withheld	821,406,554.06	7.999
TOTAL	10,268,603,701.06	100.000

	# of	% of
	Votes	Votes

Abigail P. Johnson
Affirmative	9,419,182,097.77	91.728
Withheld	849,421,603.29	8.272
TOTAL	10,268,603,701.06	100.000

Edward C. Johnson 3d
Affirmative	9,411,124,477.66	91.650
Withheld	857,479,223.40	8.350
TOTAL	10,268,603,701.06	100.000

Marie L. Knowles
Affirmative	9,445,130,249.15	91.981
Withheld	823,473,451.91	8.019
TOTAL	10,268,603,701.06	100.000

Ned C. Lautenbach
Affirmative	9,450,630,424.51	92.034
Withheld	817,973,276.55	7.966
TOTAL	10,268,603,701.06	100.000

Marvin L. Mann
Affirmative	9,445,052,150.27	91.980
Withheld	823,551,550.79	8.020
TOTAL	10,268,603,701.06	100.000

William O. McCoy
Affirmative	9,446,677,727.49	91.996
Withheld	821,925,973.57	8.004
TOTAL	10,268,603,701.06	100.000

Robert L. Reynolds
Affirmative	9,440,185,731.56	91.933
Withheld	828,417,969.50	8.067
TOTAL	10,268,603,701.06	100.000

Cornelia M. Small
Affirmative	9,443,050,541.66	91.960
Withheld	825,553,159.40	8.040
TOTAL	10,268,603,701.06	100.000

39 Annual Report

Proxy Voting Results - continued

	# of	% of
	Votes	Votes

William S. Stavropoulos
Affirmative	9,445,715,319.60	91.986
Withheld	822,888,381.46	8.014
TOTAL	10,268,603,701.06	100.000

Kenneth L. Wolfe
Affirmative	9,447,661,617.59	92.005
Withheld	820,942,083.47	7.995
TOTAL	10,268,603,701.06	100.000

A Denotes trust-wide proposals and voting results.

Annual Report

40

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Money Market Portfolio

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

41 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the

Annual Report

42

privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

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Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (includ ing transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

Annual Report

44

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee compari sons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

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Board Approval of Investment Advisory Contracts and Management Fees continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

46

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

47 Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub Advisers

Fidelity Investments Money Management, Inc. Fidelity International Investment Advisors Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc. Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

JPMorgan Chase Bank New York, NY

RMM-ANN-1005	413392
1.768778.103

Item 2. Code of Ethics

As of the end of the period, August 31, 2005, Fidelity Money Market Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Retirement Government Money Market Portfolio and Retirement Money Market Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Retirement Government Money Market Portfolio	$44,000	$39,000
Retirement Money Market Portfolio	$77,000	$70,000
All funds in the Fidelity Group of Funds audited by PwC	$11,600,000	$10,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended August 31, 2005 and August 31, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Retirement Government Money Market Portfolio	$0	$0
Retirement Money Market Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Retirement Government Money Market Portfolio	$1,700	$1,600
Retirement Money Market Portfolio	$1,700	$1,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Retirement Government Money Market Portfolio	$4,800	$4,700
Retirement Money Market Portfolio	$13,300	$12,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$280,000	$280,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate fees billed by PwC of $3,550,000A and $1,850,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$300,000	$350,000
Non-Covered Services	$3,250,000	$1,500,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 17, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 17, 2005